Group statement of changes in equity - GBP (£) £ in Millions	Total	Issued Capital [Member]	Share Premium [Member]	Other Reserves [Member]	Retained Earnings (Loss) [Member]
Beginning balance at Mar. 31, 2016	£ 21,325	£ 2,172	£ 8,000	£ 1,392	£ 9,761
Statements [Line Items]
Profit for the year	2,066				2,066
Other comprehensive income (loss) – before tax	(1,671)			1,108	(2,779)
Tax on other comprehensive income (loss)	445			29	416
Transferred to the income statement	(938)			(938)
Total comprehensive income (loss) for the year	(98)			199	(297)
Share-based payments	57				57
Tax on share-based payments	(6)				(6)
Dividends to parent company	(2,350)				(2,350)
Other movements	(2)				(2)
Ending balance at Mar. 31, 2017	18,926	2,172	8,000	1,591	7,163
Statements [Line Items]
Profit for the year | Previously reported [Member]	2,184
Profit for the year	2,184				2,184
Other comprehensive income (loss) – before tax	1,615			(545)	2,160
Tax on other comprehensive income (loss) | Restated Member Previously Stated [Member]	(345)			1	(346)
Tax on other comprehensive income (loss)	(262)
Transferred to the income statement | Previously reported [Member]	277
Transferred to the income statement	277			277
Total comprehensive income (loss) for the year | Previously reported [Member]	3,731			(267)	3,998
Total comprehensive income (loss) for the year	3,338
Share-based payments	84				84
Tax on share-based payments	(2)				(2)
Transfer to realised profit				(83)	83
Other movements	1				1
Ending balance (Previously reported [Member]) at Mar. 31, 2018	22,740
Ending balance at Mar. 31, 2018	22,347	2,172	8,000	1,241	10,934
Statements [Line Items]
Equity before pension restatement	22,740	2,172	8,000	1,241	11,327
Pension restatement	(393)				(393)
IFRS opening balance adjustment	1,308				1,308
Tax on IFRS opening balance adjustment	(248)				(248)
Ending balance	23,407	2,172	8,000	1,241	11,994
Profit for the year	2,347				2,347
Other comprehensive income (loss) – before tax	(1,859)			243	(2,102)
Tax on other comprehensive income (loss)	343			(41)	384
Transferred to the income statement	(18)			(18)
Total comprehensive income (loss) for the year	813			184	629
Share-based payments	67				67
Dividends to parent company	(2,500)				(2,500)
Unclaimed Dividend	5				5
Other movements	(4)				(4)
Ending balance at Mar. 31, 2019	£ 21,788	£ 2,172	£ 8,000	£ 1,425	£ 10,191